Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Subscription receivables	Receivables due from shareholder	Additional paid-in capital	Statutory reserve	Accumulated earnings/ (deficits)	Accumulated Other Comprehensive Income (Loss)	Total EZGO’s shareholders’ equity	Non-controlling interest	Total
Balance at Sep. 30, 2020	$ 7,800	$ (7,800)	$ (4,737,521)	$ 12,078,058	$ 212,842	$ 1,575,630	$ (259,547)	$ 8,869,462	$ 4,275,683	$ 13,145,145
Balance (in Shares) at Sep. 30, 2020	7,800,000
Issued shares of Ordinary shares, net of offering cost	$ 5,827			20,181,990				20,187,817		20,187,817
Issued shares of Ordinary shares, net of offering cost (in Shares)	5,826,891
Change in fair value of available-for-sale debt investments							58,461	58,461		58,461
Net loss						(2,978,673)		(2,978,673)	(434,971)	(3,413,644)
Receivable from a shareholder			1,585,342					1,585,342		1,585,342
Appropriation to statutory reserve					20,571	(20,571)
Foreign currency translation adjustment							795,593	795,593	177,786	973,379
Balance at Sep. 30, 2021	$ 13,627	(7,800)	(3,152,179)	32,260,048	233,413	(1,423,614)	594,507	28,518,002	4,018,498	32,536,500
Balance (in Shares) at Sep. 30, 2021	13,626,891
Shareholders’ contribution	$ 10,000			7,990,000				8,000,000		8,000,000
Shareholders’ contribution (in Shares)	10,000,000
Share-based compensation	$ 587			440,038				440,625		440,625
Share-based compensation (in Shares)	587,500
Change in fair value of available-for-sale debt investments							(58,461)	(58,461)		(58,461)
Net loss						(6,463,798)		(6,463,798)	(1,005,032)	(7,468,830)
Receivable from a shareholder			3,053,388					3,053,388		3,053,388
Appropriation to statutory reserve					209	(209)
Foreign currency translation adjustment							(2,851,841)	(2,851,841)	(112,002)	(2,963,843)
Balance at Sep. 30, 2022	$ 24,214	(7,800)	(98,791)	40,690,086	233,622	(7,887,621)	(2,315,795)	30,637,915	2,901,464	$ 33,539,379
Balance (in Shares) at Sep. 30, 2022	24,214,391									24,214,391
Shareholders’ contribution	$ 36,850			31,812,133				31,848,983		$ 31,848,983
Shareholders’ contribution (in Shares)	36,849,558
Additional issuance of ordinary shares for Acquisition of Changzhou Sixun	$ 7,668			8,072,780				8,080,448		8,080,448
Additional issuance of ordinary shares for Acquisition of Changzhou Sixun (in Shares)	7,667,943
Share-based compensation	$ 1,529			1,258,810				1,260,339		1,260,339
Share-based compensation (in Shares)	1,528,922
Warrant shares exercised via cashless option	$ 31,842			(31,842)
Warrant shares exercised via cashless option (in Shares)	31,842,235
Addition of non-controlling interest from Acquisition of Changzhou Sixun									273,698	273,698
Decrease of non-controlling interest from Disposal of Tianjin Dilang									929,820	929,820
Net loss						(6,783,086)		(6,783,086)	(475,227)	(7,258,313)
Receivable from a shareholder			98,791					98,791		98,791
Appropriation to statutory reserve					101,855	(101,855)
Foreign currency translation adjustment							(1,750,918)	(1,750,918)	(539,630)	(2,290,548)
Balance at Sep. 30, 2023	$ 102,103	$ (7,800)		$ 81,801,967	$ 335,477	$ (14,772,562)	$ (4,066,713)	$ 63,392,472	$ 3,090,125	$ 66,482,597
Balance (in Shares) at Sep. 30, 2023	102,103,049									102,103,049